Basis Of Presentation - Additional Information (Detail) - shares		12 Months Ended
	Mar. 29, 2021	Mar. 31, 2022
Disclosure of Basis of Presentation [Line Items]
Description of functional currency		United States dollar
Description of presentation currency		Canadian dollars
Ordinary shares [member] | PurchaseAgreement [Member]
Disclosure of Basis of Presentation [Line Items]
Conversion of Shares Issued	100,000,001
Conversion of Shares Converted	100,000,000